Accounting policies - Going concern (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Loss for the year	£ (31,941)	£ (19,901)	£ (20,497)
Accumulated loss	£ (100,627)	£ (68,633)		£ (28,244)